Provisions - Summary of Detailed Information About Provisions (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Non-current
Provision for onerous contracts	₨ 294		₨ 0
Non-current provisions	294	$ 3	0
Current
Provision for onerous contracts	1,288		1,599
Provision for warranty	207		217
Others	142		155
Current provisions	1,637	$ 19	1,971
Total	₨ 1,931		₨ 1,971